FAIR VALUE (Tables)	12 Months Ended
Feb. 28, 2022
FAIR VALUE
Schedule of inputs for fair value measurements of assets

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2021	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$457,723	—	$457,723	—
Available-for-sale investments	$308,970	—	$308,970	—
Long-term investments
Equity securities with readily determinable fair values	$23,467	$23,467	—	—
Fair value option investment	$7,661	—	—	$7,661
Available-for-sale investments	$361,788	—	—	$361,788

Total	$1,159,609	$23,467	$766,693	$369,449

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2022	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$150,000	—	$150,000	—
Available-for-sale investments	$340,183	—	$340,183	—
Long-term investments
Equity securities with readily determinable fair values	$16,723	$14,606	$2,117	—
Fair value option investment	$17,735	—	$17,419	$316
Available-for-sale investments	$134,033	—	—	$134,033

Total	$658,674	$14,606	$509,719	$134,349

Schedule of roll forward of Level 3 instruments

US$

Balance as of February 29, 2020	$310,842
Purchase	20,349
Transfer in due to reclassification	22,579
Changes in fair value	19,145
Impairment loss	(10,029)
Foreign exchange difference	6,563

Balance as of February 28, 2021	$369,449
Purchase	13,616
Disposal	(2,219)
Changes in fair value	(41,698)
Impairment loss	(204,807)
Foreign exchange difference	8

Balance as of February 28, 2022	$134,349